OTHER FINANCIAL DATA - GOODWILL (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Goodwill [Line Items]
Goodwill, ending balance		$ 819	$ 931	[1]
Goodwill By Segment Sempra Energy Consolidated [Member]
Goodwill [Line Items]
Foreign currency translation	[2]	(112)	(93)
Goodwill, ending balance		819	931		$ 1,024
Goodwill By Segment, Sempra South American Utilities [Member]
Goodwill [Line Items]
Foreign currency translation	[2]	(112)	(93)
Goodwill, ending balance		722	834		927
Goodwill By Segment, Sempra Natural Gas [Member]
Goodwill [Line Items]
Foreign currency translation		0	0
Goodwill, ending balance		72	72		72
Goodwill By Segment, Sempra Mexico [Member]
Goodwill [Line Items]
Foreign currency translation		0	0
Goodwill, ending balance		$ 25	$ 25		$ 25

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	We record the offset of this fluctuation to other comprehensive income (loss).